UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                               Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.4%

                                                         SHARES         VALUE
                                                      -----------   ------------
AUSTRALIA - 2.4%
   CSL                                                    120,000   $  3,047,736
   Santos                                                 160,000      1,931,397
                                                                    ------------
                                                                       4,979,133
                                                                    ------------
BRAZIL - 1.5%
   Vale, Cl B (A)                                         154,000      3,038,420
                                                                    ------------
CANADA - 1.8%
   Talisman Energy                                        240,000      3,696,235
                                                                    ------------
FINLAND - 1.3%
   Nokia                                                  210,000      2,780,787
                                                                    ------------
FRANCE - 9.7%
   AXA                                                    155,000      3,258,925
   BNP Paribas                                             40,000      2,900,729
   Cie Generale de Geophysique-Veritas *                  160,000      3,225,678
   Sanofi-Aventis                                          45,000      2,932,203
   Total                                                   85,000      4,689,015
   Vivendi                                                125,000      3,194,381
                                                                    ------------
                                                                      20,200,931
                                                                    ------------
GERMANY - 9.1%
   Allianz                                                 30,000      2,943,261
   Bayer                                                   60,000      3,662,914
   Bayerische Motoren Werke                                69,700      3,204,655
   E.ON                                                   100,000      3,765,560
   MAN                                                     40,000      2,750,447
   STADA Arzneimittel (A)                                 110,000      2,657,442
                                                                    ------------
                                                                      18,984,279
                                                                    ------------
GREECE - 4.2%
   Coca-Cola Hellenic Bottling                            250,000      5,671,024
   EFG Eurobank Ergasias *                                240,000      3,127,002
                                                                    ------------
                                                                       8,798,026
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
HONG KONG - 1.6%
   New World Development                                1,400,000   $  3,341,914
                                                                    ------------
INDIA - 1.5%
   Infosys Technologies ADR (A)                            75,000      3,227,250
                                                                    ------------
ITALY - 2.8%
   Finmeccanica                                           200,000      3,016,985
   UniCredit                                            1,005,031      2,928,146
                                                                    ------------
                                                                       5,945,131
                                                                    ------------
JAPAN - 17.5%
   Asahi Glass                                            350,000      3,022,218
   Canon                                                   85,000      3,151,951
   East Japan Railway                                      60,000      3,422,449
   Fanuc                                                   40,000      3,264,877
   Komatsu                                                240,000      3,905,247
   Kubota                                                 350,000      3,132,518
   Mitsubishi UFJ Financial Group                         400,000      2,378,276
   Nintendo                                                11,000      2,956,983
   Nissan Chemical Industries                             360,000      4,817,900
   Seven & I Holdings                                     130,000      3,031,672
   Shionogi                                               175,000      3,601,292
                                                                    ------------
                                                                      36,685,383
                                                                    ------------
NETHERLANDS - 1.3%
   TNT                                                    112,750      2,663,933
                                                                    ------------
NORWAY - 2.0%
   Tandberg                                               200,000      4,223,265
                                                                    ------------
PORTUGAL - 2.0%
   Portugal Telecom                                       425,000      4,282,899
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
SINGAPORE - 2.4%
   DBS Group Holdings                                     525,000   $  5,053,223
                                                                    ------------
SPAIN - 8.1%
   Banco Santander (A)                                    385,000      5,545,694
   Inditex                                                 80,000      4,280,489
   Red Electrica                                           50,000      2,337,171
   Telefonica                                             195,000      4,825,651
                                                                    ------------
                                                                      16,989,005
                                                                    ------------
SWEDEN - 1.5%
   Nordea Bank                                            325,000      3,122,727
                                                                    ------------
SWITZERLAND - 5.5%
   ABB                                                    160,000      2,901,928
   Credit Suisse Group                                     90,000      4,222,997
   Novartis                                                95,000      4,319,907
                                                                    ------------
                                                                      11,444,832
                                                                    ------------
TAIWAN - 0.9%
   Taiwan Semiconductor Manufacturing ADR (A)             185,925      1,946,635
                                                                    ------------
UNITED KINGDOM - 18.3%
   Anglo American                                         110,000      3,519,621
   BG Group                                               210,000      3,478,008
   Centrica                                             1,000,000      3,651,420
   Diageo                                                 230,000      3,576,651
   Persimmon                                              415,000      3,097,759
   Royal Dutch Shell, Cl B                                 86,199      2,220,747
   Royal Dutch Shell ADR, Cl B (A)                         50,000      2,626,500
   SABMiller                                              200,000      4,598,883
   Standard Chartered                                     140,000      3,298,132
   Vedanta Resources                                      160,000      4,679,123

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                      SHARES/FACE
                                                         AMOUNT         VALUE
                                                      -----------   ------------
UNITED KINGDOM - CONTINUED
   WPP                                                    475,000   $  3,636,188
                                                                    ------------
                                                                      38,383,032
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $181,732,201)                                            199,787,040
                                                                    ------------
CASH EQUIVALENTS (B) (C) - 7.4%
   Dreyfus Institutional Cash Advantage
      Fund, 0.119%                                      6,000,000      6,000,000
   Invesco AIM Liquid Asset Money
      Fund, 0.377%                                      6,000,000      6,000,000
   Merrill Lynch Select Institutional Fund, 0.314%      3,404,712      3,404,712
                                                                    ------------
   TOTAL CASH EQUIVALENTS
      (Cost $15,404,712)                                              15,404,712
                                                                    ------------
REPURCHASE AGREEMENT - 4.5%
   HSBC
      0.130%, dated 07/31/09, to be repurchased on
      08/03/09, repurchase price $9,507,932
      (collateralized by a U.S. Treasury Bill, par
      value $9,745,000, 0.482%, 07/29/10, total
      market value $9,698,322)
      (Cost $9,507,829)                                $9,507,829      9,507,829
                                                                    ------------
   TOTAL INVESTMENTS - 107.3%
      (Cost $206,644,742)+                                          $224,699,581
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $209,383,110.

*    NON-INCOME PRODUCING SECURITY.

(A) THESE SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES WERE ON LOAN. THE TOTAL VALUE OF SECURITIES ON LOAN AS OF JULY 31, 2009 WAS $14,861,221.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2009 WAS $15,404,712 ($THOUSANDS).

(C)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $206,644,742, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $45,244,190 AND $(27,189,351), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

     THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2009 IN VALUING THE PORTFOLIO'S INVESTMENTS CARRIED AT VALUE:

INVESTMENTS IN SECURITIES      LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
-------------------------   ------------   ----------   -------   ------------
Common Stock                $199,787,040   $       --     $--     $199,787,040
Cash Equivalents              15,404,712           --               15,404,712
Repurchase Agreement                  --    9,507,829      --        9,507,829
                            ------------   ----------     ---     ------------
TOTAL                       $215,191,752   $9,507,829     $--     $224,699,581
                            ============   ==========     ===     ============

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CSM-QH-001-1200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009